UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Bond

Fund

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Actual	.25%	$ 1,000.00	$ 1,038.10	$ 1.27
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.62	$ 1.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.6	16.6
Illinois	13.0	13.4
New York	11.5	8.8
Texas	9.1	8.6
Florida	8.6	7.9
Top Five Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.2	32.8
Health Care	15.6	17.7
Water & Sewer	12.0	9.7
Transportation	7.6	7.7
Electric Utilities	6.9	6.5
Weighted Average Maturity as of July 31, 2012
		6 months ago
Years	6.4	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2012
6 months ago
Years	7.4	7.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of July 31, 2012	As of January 31, 2012
AAA 6.6%	AAA 6.0%
AA,A 78.0%	AA,A 75.9%
BBB 6.1%	BBB 5.9%
BB and Below 0.1%	BB and Below 0.3%
Not Rated 0.8%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 8.4%	Short-Term Investments and Net Other Assets 10.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.6%
	Principal Amount	Value
Alabama - 0.2%
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 800,000	$ 900,960
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,115,850
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13 (Escrowed to Maturity)	1,000,000	1,062,230
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,168,050
		4,247,090
Arizona - 2.5%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,176,870
5.25% 10/1/20 (FSA Insured)	2,600,000	3,094,208
5.25% 10/1/23 (FSA Insured)	5,000,000	5,914,250
5.25% 10/1/26 (FSA Insured)	1,000,000	1,166,410
5.25% 10/1/28 (FSA Insured)	500,000	571,300
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,139,200
Series 2007 B, 1.119% 1/1/37 (c)	1,000,000	730,110
Series 2008 A, 5% 1/1/14	1,220,000	1,295,664
Series 2008 D, 5.5% 1/1/38	3,400,000	3,773,116
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,951,250
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,079,200
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,115,740
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,330,980
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,727,571
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,137,770
5% 7/1/17	1,755,000	2,047,471
5% 7/1/18	1,695,000	1,933,402
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,321,392
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 1,100,000	$ 1,183,699
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,000,000	6,043,950
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,635,220
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,426,140
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,167,080
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,746,375
5.5% 12/1/29	2,100,000	2,321,235
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	314,634
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,120,800
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,120
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,371,416
		60,883,573
California - 17.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,304,340
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,574,508
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/18 (b)	2,000,000	2,469,040
Series AM, 5% 12/1/20 (b)	3,000,000	3,680,820
Series AI:
5% 12/1/16	5,800,000	6,913,252
5% 12/1/19	4,000,000	5,114,760
California Econ. Recovery:
Series 2009 A:
5% 7/1/15	2,240,000	2,430,579
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	1,560,000	1,699,292
5.25% 7/1/13 (Escrowed to Maturity)	680,000	711,117
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 720,000	$ 752,875
Series A, 5% 7/1/18	2,400,000	2,940,384
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,313,612
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,061
5% 9/1/12	1,000,000	1,003,620
5% 10/1/12	4,400,000	4,432,956
5% 8/1/20	2,745,000	3,164,930
5% 11/1/21	2,430,000	2,571,426
5% 10/1/22	1,500,000	1,759,455
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,286,186
5% 12/1/22	7,810,000	9,152,070
5% 11/1/24	3,000,000	3,442,650
5% 3/1/26	1,000,000	1,097,260
5% 6/1/26	1,085,000	1,181,532
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	262,046
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	240,000	245,702
5% 3/1/31	1,700,000	1,842,732
5% 9/1/31	1,200,000	1,314,132
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	631,242
5% 9/1/32	1,400,000	1,527,470
5% 9/1/33	2,900,000	3,152,358
5% 9/1/35	450,000	482,684
5.125% 11/1/24	400,000	423,644
5.25% 2/1/16	175,000	183,937
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	325,000	341,231
5.25% 9/1/23	8,500,000	10,488,745
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	408,644
5.25% 2/1/28	500,000	521,025
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	1,200,000	1,230,300
5.25% 12/1/33	35,000	36,740
5.25% 4/1/35	4,300,000	4,912,148
5.25% 3/1/38	2,525,000	2,757,780
5.25% 11/1/40	1,100,000	1,252,812
5.5% 8/1/27	3,200,000	3,741,056
5.5% 8/1/29	4,300,000	4,931,498
5.5% 4/1/30	5,000	5,297
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 2,200,000	$ 2,306,920
5.5% 3/1/40	600,000	690,450
5.6% 3/1/36	300,000	349,416
6% 3/1/33	5,850,000	7,209,891
6% 4/1/38	3,100,000	3,669,904
6% 11/1/39	11,280,000	13,476,216
6.5% 4/1/33	5,050,000	6,345,679
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,193,764
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,650,000	1,800,959
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,074,900
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	60,165
6.5% 10/1/38	2,155,000	2,641,534
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,653,615
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,614,892
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	1,800,000	1,934,154
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,254,360
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,705,808
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,100,660
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,143,897
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,339,320
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	6,913,140
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	6,500,000	7,535,775
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,651,244
5% 12/1/23	2,600,000	3,020,264
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,085,470
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 H, 5% 6/1/18	$ 1,000,000	$ 1,088,100
Series 2005 K, 5% 11/1/16	1,300,000	1,447,030
Series 2009 G1, 5.75% 10/1/30	835,000	958,747
Series 2009 I:
6.125% 11/1/29	500,000	607,570
6.375% 11/1/34	1,400,000	1,704,514
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,929,766
5.75% 11/1/27	5,600,000	6,559,784
6% 11/1/40	5,400,000	6,321,132
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,725,107
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	18,600,000	19,351,068
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,159,304
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,210,786
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,138,687
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	194,218
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,418
5.75% 1/15/40	300,000	300,237
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,053,970
Series 2005 A:
5% 6/1/45	3,800,000	3,890,212
5% 6/1/45	1,000,000	1,023,740
5% 6/1/45 (FSA Insured)	65,000	66,999
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,654,621
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,702,895
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	12,305,300
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	$ 600,000	$ 672,918
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,294,900
5% 3/1/25	1,000,000	1,135,960
Los Angeles Unified School District:
Series 2002 B, 5% 7/1/22	1,200,000	1,396,260
Series 2011 A1, 5% 7/1/21	10,000,000	12,465,100
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,248,998
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	12,000,200
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,072,500
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,571,115
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,240,890
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,032,526
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,137,330
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,621,920
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,573,737
5% 5/1/24	1,510,000	1,729,796
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,158,780
Series 2012, 5% 1/15/27	4,865,000	5,613,918
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,321,613
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.):
Series 2012 A, 5% 2/1/24	2,915,000	3,341,698
Series 2012 A. 5% 2/1/19	1,500,000	1,747,950
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,502,860
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	510,497
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District: - continued
Series B:
0% 8/1/33	$ 4,350,000	$ 1,606,977
0% 8/1/37	8,000,000	2,311,200
0% 8/1/38	4,225,000	1,158,495
0% 8/1/39	7,220,000	1,878,644
0% 8/1/40	1,100,000	271,557
0% 8/1/41	4,900,000	1,147,433
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,485,000	4,343,678
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,326,637
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	700,000	843,990
6.5% 8/1/27	1,315,000	1,628,430
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,048,860
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,040,160
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,108,137
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,415,320
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	451,035
0% 7/1/36	10,050,000	3,071,180
0% 7/1/37	5,105,000	1,473,762
0% 7/1/39	3,500,000	909,720
Series 2008 E:
0% 7/1/47 (a)	2,600,000	953,316
0% 7/1/49	7,000,000	1,063,790
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	2,123,079
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,640,177
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	2,034,016
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	3,700,000	603,396
Series A, 5% 8/1/38	1,700,000	1,895,313
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	$ 2,795,000	$ 3,327,028
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,984,400
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	773,410
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	963,407
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	765,016
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,217,897
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,133,190
Series 2009 O:
5.25% 5/15/39	1,000,000	1,144,380
5.75% 5/15/30	5,700,000	6,880,641
5.75% 5/15/34	3,060,000	3,628,579
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,967,920
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	595,081
Series 2009 A:
5.125% 7/1/17	200,000	225,596
5.25% 7/1/18	175,000	200,667
5.5% 7/1/19	390,000	453,609
6% 7/1/29	1,000,000	1,152,260
Series 2010 A, 5.25% 7/1/30	1,900,000	2,079,854
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,363,188
Series 2012, 5% 8/1/27	5,000,000	5,709,500
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	643,660
		428,020,601
Colorado - 0.9%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,300,000	1,383,954
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	$ 1,000,000	$ 1,153,370
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,728,980
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,612,510
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,220,300
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,829,790
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/13	710,000	719,571
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,837,890
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,113,020
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,390,167
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,030,470
Series 2010 A, 0% 9/1/41	3,400,000	678,504
Series 2010 C, 5.375% 9/1/26	1,000,000	1,102,060
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,538,638
		22,339,224
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,651,842
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,827,550
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,598,205
Series B, 4.75% 6/1/32	800,000	864,504
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,376,142
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	$ 5,825,000	$ 2,365,008
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,486,874
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	2,506,400
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,244,551
		22,921,076
Florida - 8.6%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,091,150
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,568,450
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,133,270
Series 2012 A, 5% 7/1/24	8,830,000	10,243,771
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,966,967
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,606,900
Series 2011 A1, 5% 6/1/20	1,000,000	1,150,610
Series 2012 A1, 5% 6/1/21	3,100,000	3,564,628
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,000,000	9,370,080
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	511,505
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,310,328
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Seires 2011 E, 5% 6/1/27	2,300,000	2,762,967
Series 2006 E, 5% 6/1/35	3,825,000	4,402,805
Series 2011 E, 5% 6/1/24	2,385,000	2,907,387
Series A, 5.5% 6/1/38	700,000	842,072
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33 (Pre-Refunded to 7/1/13 @ 101)	100,000	105,375
Series 2008 A, 5.375% 7/1/26	5,675,000	6,676,411
Series 2008 A, 5.25% 7/1/37	1,000,000	1,126,770
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Gen. Oblig.: - continued
Series 2011 B, 5% 7/1/23	$ 3,600,000	$ 4,477,464
Series 2012 A, 5% 7/1/25	3,300,000	4,043,952
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,194,470
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,705,000	1,769,773
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	770,000	834,041
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	558,791
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	348,243
Series 2005 B:
5% 11/15/30	970,000	1,036,144
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	148,431
Series 2005 C, 5% 11/15/31	1,180,000	1,245,643
Series 2006 G:
5% 11/15/16	95,000	109,854
5% 11/15/16 (Escrowed to Maturity)	5,000	5,892
5.125% 11/15/18	965,000	1,104,829
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	41,426
Series 2008 B, 6% 11/15/37	5,000,000	5,960,150
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,818,917
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,220,086
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	2,145,885
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	755,000	961,485
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,797,886
Series 2009 B:
5% 10/1/18	1,600,000	1,709,552
5% 10/1/19	6,005,000	6,406,855
Series 2012 A, 4% 10/1/23	2,335,000	2,571,769
Series Three 2010 D, 5% 10/1/38	2,800,000	3,164,280
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,648,003
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	$ 1,500,000	$ 1,711,305
Series 2010 A1:
5.375% 10/1/35	4,240,000	4,832,243
5.5% 10/1/30	1,000,000	1,163,220
Series 2010 B, 5% 10/1/35 (FSA Insured)	4,600,000	5,085,944
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,579,648
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,601,257
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,031,500
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,700,415
Series 2011 B, 5.625% 5/1/31	2,195,000	2,518,675
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22 (b)	765,000	936,475
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,651,740
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,517,600
5.75% 10/1/43	1,000,000	1,094,670
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,859,175
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Pre-Refunded to 1/1/13 @ 100)	2,200,000	2,243,274
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,138,130
Series 2009 B, 5% 10/1/33	6,200,000	7,116,732
Series 2012 A, 5% 10/1/24 (b)	1,450,000	1,859,669
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,647,870
Series 2011, 5% 10/1/24	4,000,000	4,781,560
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,771,292
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	2,300,000	2,599,989
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	$ 1,315,000	$ 1,489,185
5% 7/1/17	4,385,000	5,057,264
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	226,102
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,676,815
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,374,422
		209,931,438
Georgia - 1.8%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,237,720
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	15,479,776
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,130,598
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,378,070
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,459,760
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,138,620
5.25% 10/1/41	1,900,000	2,152,225
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/23	2,500,000	3,045,500
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,576,837
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,832,000
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,635,740
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,088,440
		44,155,286
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,269,417
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	6,300,000	7,608,951
		9,878,368
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 13.0%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,065,000	$ 847,271
Chicago Board of Ed. Series 2011A, 5.5% 12/1/39	2,700,000	3,107,889
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	929,968
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,936,908
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	9,401,018
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,901,553
5.25% 1/1/29 (FSA Insured)	210,000	220,166
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	990,000	1,058,805
Series 2007 A, 5% 1/1/37	10,000,000	10,671,100
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,305,000	8,018,041
Series 2009 A, 5% 1/1/27 (FSA Insured)	1,900,000	2,160,243
Series 2011 A, 5% 1/1/40	4,125,000	4,525,084
Series A, 5.5% 1/1/17	1,480,000	1,729,676
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,029,140
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,356,684
Series 2011 C, 6.5% 1/1/41	6,500,000	7,995,130
Chicago Park District Gen. Oblig. Series 2010 C:
5.25% 1/1/37	2,100,000	2,385,348
5.25% 1/1/40	1,300,000	1,473,602
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,109,720
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,353,588
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,121,710
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,566,225
5.25% 11/1/38	9,150,000	10,198,133
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,471,215
5% 12/15/37	1,000,000	1,117,120
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	$ 500,000	$ 505,880
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	323,745
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,178,230
Series 2010 A, 5.25% 11/15/33	13,180,000	14,825,391
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,987,545
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	3,175,000	3,245,295
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,527,834
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	546,888
5.5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	520,000	575,858
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,303,208
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,056,300
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,645,088
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,330,923
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,592,366
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,335,725
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,066,478
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,120,000	2,267,912
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,236,270
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	3,011,428
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,332,552
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	$ 5,000,000	$ 5,550,900
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	5,160,000	6,677,092
Series 2010 A, 6% 5/1/28	5,300,000	6,094,735
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,786,749
Series 2009 D, 6.625% 11/1/39	2,300,000	2,786,749
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	4,048,520
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	4,800,000	5,170,272
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 6% 8/15/23	1,000,000	1,151,920
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,669,342
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,416,766
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	2,101,410
Series 2008 A, 5.625% 1/1/37	5,945,000	6,339,154
Series 2009:
6.875% 8/15/38	150,000	179,870
7% 8/15/44	540,000	647,978
Series 2010 A:
5.5% 8/15/24	1,030,000	1,160,285
5.75% 8/15/29	700,000	787,710
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,120,760
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	1,900,000	2,003,892
Series 2004 A, 5% 3/1/34	5,700,000	5,951,484
Series 2006:
5% 1/1/19	1,500,000	1,714,155
5.5% 1/1/31	1,000,000	1,211,700
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	1,500,000	1,552,605
Series 2010:
5% 1/1/14	1,525,000	1,612,459
5% 1/1/14 (Escrowed to Maturity)	475,000	505,994
5% 1/1/23 (FSA Insured)	2,100,000	2,318,421
Series 2012:
5% 3/1/23	1,500,000	1,699,995
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 3/1/36	$ 1,000,000	$ 1,093,040
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,324,331
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,082,680
5.25% 5/15/32 (FSA Insured)	590,000	638,781
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,711,853
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	1,000,000	1,001,430
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,360,000	3,856,742
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,213,030
Series 2010, 5% 6/15/15	4,300,000	4,818,580
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	1,400,000	1,558,270
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	891,440
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,824,069
0% 11/1/20 (FSA Insured)	3,850,000	2,973,047
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	3,488,858
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	895,140
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,143,540
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	250,952
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	763,132
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,546,010
Lake County Forest Preservation District Series 2007 A, 0.663% 12/15/13 (c)	855,000	855,522
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,067,010
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	$ 1,000,000	$ 1,111,460
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1, 0% 6/15/44 (FSA Insured)	17,275,000	3,449,472
Series 2012 B:
0% 12/15/51	5,900,000	791,013
5% 6/15/52	7,100,000	7,752,490
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,856,379
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	5,255,159
Series 2010 B1:
0% 6/15/43 (FSA Insured)	14,500,000	3,063,850
0% 6/15/45 (FSA Insured)	9,500,000	1,797,685
0% 6/15/47 (FSA Insured)	3,800,000	641,022
0% 6/15/15	2,760,000	2,595,145
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,848,676
0% 6/15/15 (Escrowed to Maturity)	605,000	593,342
0% 6/15/16 (Escrowed to Maturity)	475,000	461,273
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,031,366
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,073,494
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,049,264
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,613,713
Series 2009 A, 5.75% 4/1/38	4,870,000	5,525,064
Series 2010 A:
5% 4/1/25	1,700,000	1,953,674
5.25% 4/1/30	1,020,000	1,166,237
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	595,000	585,218
0% 11/1/14 (FSA Insured)	505,000	491,183
0% 11/1/16 (Escrowed to Maturity)	420,000	404,124
0% 11/1/16 (FSA Insured)	1,280,000	1,189,760
0% 11/1/18 (Escrowed to Maturity)	945,000	868,852
0% 11/1/18 (FSA Insured)	4,085,000	3,539,203
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,146,875
0% 11/1/19 (FSA Insured)	8,310,000	6,867,135
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	$ 2,675,000	$ 2,521,268
0% 1/1/15 (FSA Insured) (Escrowed to Maturity)	1,605,000	1,580,460
		316,662,483
Indiana - 2.2%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,510,691
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,117,190
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,776,335
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	4,025,582
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,105,560
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,989,173
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,878,517
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,714,352
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	5,000,000	5,605,600
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (c)	1,600,000	1,629,472
Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,800,000	2,816,996
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	973,872
Indiana St Fin. Auth. Wastewtr.:
Series 2011 A, 5.25% 10/1/26	1,000,000	1,208,410
Series 2011 B, 5% 10/1/41	2,000,000	2,253,340
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	905,360
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,126,480
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,143,931
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	$ 8,390,000	$ 10,036,621
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,133,120
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,663,969
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,409,112
5% 7/1/35	1,000,000	1,121,980
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	783,839
		52,929,502
Kansas - 0.2%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	707,415
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/34	1,000,000	1,075,610
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	557,929
5.25% 7/1/15	200,000	222,070
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	441,040
5% 11/15/17	1,000,000	1,148,050
		4,152,114
Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,346,421
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,466,230
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,728,505
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,753,250
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	$ 10,625,000	$ 13,614,238
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	533,960
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,183,170
		27,625,774
Louisiana - 0.6%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	575,000
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,638,480
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,172,493
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,790
Series 2012:
5% 12/1/24 (b)	2,455,000	2,847,947
5% 12/1/25 (b)	2,400,000	2,763,600
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	480,000	491,986
		14,556,296
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	2,063,106
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,093,450
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,211,682
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,662,405
		6,030,643
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,075,030
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	$ 680,000	$ 741,220
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,819,424
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	695,000	794,600
6% 1/1/38	4,200,000	4,596,354
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,183,875
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	1,400,000	1,568,112
		11,778,615
Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev. Series I, 6.75% 1/1/36	1,000,000	1,186,090
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	1,100,000	1,163,855
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	1,100,000	1,214,675
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,064,080
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	3,000,000	3,412,710
5% 8/15/24 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,687,850
5% 8/15/30	2,500,000	2,751,475
Series 2007 A:
4.5% 8/15/35	1,475,000	1,578,353
5% 8/15/22 (AMBAC Insured)	2,890,000	3,390,866
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,240,756
		23,690,710
Michigan - 3.0%
Detroit School District Series 2012 A, 5% 5/1/22	1,500,000	1,781,070
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,861,136
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	$ 1,200,000	$ 1,516,764
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,317,756
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,108,631
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,079,650
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,997,246
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,750,230
7% 7/1/36 (FSA Insured)	1,400,000	1,702,274
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,463,435
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,478,477
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,100,000	1,179,431
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,200,000	1,316,556
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	1,000,000	1,183,030
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	872,344
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,579,320
Michigan Bldg. Auth. Rev.:
Series IA 5.375% 10/15/41	1,000,000	1,166,900
Series IA, 5.5% 10/15/45	2,000,000	2,348,320
Michigan Fin. Auth. Rev. Series 2012 B, 5% 7/1/22	1,400,000	1,611,344
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,160,956
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,261,580
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,546,681
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	4,280,115
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,903,455
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (c)	$ 4,250,000	$ 4,658,170
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,912,517
5% 5/1/23 (FSA Insured)	5,275,000	5,952,310
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,165,923
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,726,657
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,632,261
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,421,608
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,098,280
		74,034,427
Minnesota - 1.6%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,819,556
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,450,000	3,532,386
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	2,850,000	2,918,058
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,060,570
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,963,804
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,201,560
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,359,900
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,484,227
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	734,090
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,256,521
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,434,598
Series 2009, 5.75% 7/1/39	6,690,000	7,510,729
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	$ 1,000,000	$ 1,049,500
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	500,000	581,630
		38,907,129
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,633,650
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,145,470
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/21	125,000	126,823
5.125% 1/1/21 (Pre-Refunded to 1/1/13 @ 100)	875,000	892,658
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	999,041
		3,163,992
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	3,301,737
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	3,000,000	3,287,970
		6,589,707
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.813% 12/1/17 (c)	1,000,000	861,600
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,186,317
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,056,560
		5,104,477
Nevada - 0.9%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,693,314
5.625% 7/1/32	10,730,000	12,855,077
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	$ 500,000	$ 508,320
Series 2011 C, 5% 6/1/24	1,900,000	2,241,145
Series 2012 B, 5% 6/1/42	3,260,000	3,677,997
		20,975,853
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,209,865
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,002,980
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20 (b)	1,300,000	1,549,028
5% 10/1/19	2,890,000	3,517,361
		9,279,234
New Jersey - 1.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	701,574
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/14	5,000,000	5,360,200
5.125% 6/15/24	1,500,000	1,704,390
5.25% 6/15/28	1,000,000	1,115,650
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	647,028
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,108,690
5.25% 3/1/23	1,000,000	1,087,300
5.25% 3/1/25	800,000	870,048
5.25% 3/1/26	600,000	650,952
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,934,800
Series 2011 EE, 5% 9/1/20	4,650,000	5,612,504
Series 2012, 5% 6/15/21	1,600,000	1,842,080
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	1,225,000	1,287,634
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,597,050
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100)	$ 1,500,000	$ 1,568,940
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	494,128
Series 2008 A, 0% 12/15/35	24,090,000	8,117,126
		36,700,094
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,520,680
New York - 11.5%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	600,000	624,804
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,400,000	1,533,168
5.75% 5/1/24 (Pre-Refunded to 5/1/14 @ 100)	2,225,000	2,436,642
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	525,000	574,938
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	6,098,508
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	4,700,000	5,264,564
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	700,000	769,559
Series 2005 G, 5% 8/1/15	2,800,000	3,168,648
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,625,150
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,179,310
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,232,710
Series 2012 A, 5% 8/1/24	2,720,000	3,313,640
Series 2012 F, 5% 8/1/24	12,000,000	14,749,320
Series 2012 G1:
5% 4/1/25	5,040,000	6,168,658
5% 4/1/27	6,900,000	8,339,271
Series F-1, 5% 9/1/25	3,000,000	3,329,940
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,158,326
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,058,270
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,054,180
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 E, 5% 6/15/34	$ 1,200,000	$ 1,245,780
Series 2007 DD, 4.75% 6/15/36	1,065,000	1,145,269
Series 2009 A, 5.75% 6/15/40	5,400,000	6,489,018
Series 2009 CC, 5% 6/15/34	3,585,000	4,031,548
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,772,956
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,562,096
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,667,931
Series 2012 AA, 5% 6/15/44	1,300,000	1,473,992
Series 2012 CC, 5% 6/15/45	1,300,000	1,482,403
Series 2012 EE, 5.25% 6/15/30	10,300,000	12,601,329
Series GG, 5% 6/15/43	2,300,000	2,607,832
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,660,793
6% 7/15/38	13,000,000	15,296,450
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,274,171
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,388,436
5.75% 1/15/39	2,500,000	2,929,175
Series 2011 S2 A, 5% 7/15/40	5,800,000	6,520,360
Series S1:
5% 7/15/24	2,000,000	2,457,800
5% 7/15/27	2,000,000	2,408,680
New York City Transitional Fin. Auth. Rev.:
Series 2004 B:
5% 8/1/32	4,195,000	4,316,194
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	5,000	5,235
Series 2004 C, 5% 2/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,044,860
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,735,290
4% 5/15/22	5,000,000	5,802,500
5% 5/15/23	2,000,000	2,480,500
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	4,108,090
Series 2007 A, 5% 3/15/32	3,900,000	4,367,688
Series 2008 B, 5.75% 3/15/36	5,500,000	6,557,815
Series 2009 A, 5% 2/15/34	1,750,000	2,036,248
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	$ 270,000	$ 275,052
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,200,000	2,551,384
Series 2007 A, 5% 7/1/14	1,000,000	1,086,080
Series 2007 B, 5.25% 7/1/24	400,000	450,532
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,058,550
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,685,080
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,157,332
Series 2008 A, 5.25% 11/15/36	4,600,000	5,015,104
Series 2008 C, 6.5% 11/15/28	3,600,000	4,632,984
Series 2011 A, 5% 11/15/41	3,000,000	3,343,830
Series 2012 D, 5% 11/15/25 (b)	9,500,000	11,318,395
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,098,220
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,112,470
Series 2007 H:
5% 1/1/25	4,000,000	4,581,520
5% 1/1/26	2,500,000	2,823,875
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,382,160
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,166,969
Tobacco Settlement Fing. Corp.:
Series 2003 A1, 5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,495,664
Series 2003 B, 5.5% 6/1/18	865,000	868,538
Series 2003B 1C:
5.5% 6/1/19	1,100,000	1,147,245
5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,042,870
5.5% 6/1/21	4,060,000	4,234,052
5.5% 6/1/22	1,100,000	1,146,871
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2011:
5% 6/1/17	$ 4,000,000	$ 4,741,840
5% 6/1/17	3,600,000	4,267,656
		280,834,318
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	1,800,000	1,960,884
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,210,350
5% 7/1/22	1,965,000	2,356,153
5% 7/1/23	2,075,000	2,466,511
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,181,628
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,360,848
Series 2012, 5% 11/1/41	1,250,000	1,358,400
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,600,000	4,066,272
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,150,630
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,061,864
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,111,520
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,310,959
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,659,150
		26,255,169
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,636,305
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,761,078
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - continued
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	$ 3,700,000	$ 4,048,984
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,130,114
		8,576,481
Ohio - 0.8%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,614,975
5% 6/1/17	1,755,000	1,898,471
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,309,570
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,274,637
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,711,275
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,367,134
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	700,000	799,960
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,000,000	4,517,840
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	35,560
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,552,747
		19,082,169
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,120,710
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,392,200
5.5% 8/15/22	2,400,000	2,830,320
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2010 B, 5% 10/1/35	6,845,000	7,974,630
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,403,692
		15,721,552
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 0.3%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	$ 1,800,000	$ 1,859,220
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,283,268
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	817,046
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,237,120
		6,196,654
Pennsylvania - 1.3%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,618,232
Series B, 5% 6/15/15	2,000,000	2,236,960
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,187,140
5% 8/15/20	3,000,000	3,548,850
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,322,196
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,520
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	225,000	275,360
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	275,000	347,237
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	498,900
Monroeville Fin. Auth. Upmc Rev. Series 2012, 5% 2/15/26	1,700,000	1,989,034
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,625,092
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	837,116
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	512,765
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	153,590
Ninth Series, 5.25% 8/1/40	3,800,000	4,042,022
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,178,099
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	$ 2,500,000	$ 2,782,325
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,148,940
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	319,185
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,197,780
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,033,100
		31,863,443
Puerto Rico - 0.2%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,520,760
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	800,000	880,696
5.75%, tender 7/1/17 (c)	1,500,000	1,668,195
Series N, 5.5% 7/1/22	1,300,000	1,409,018
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	497,736
		5,976,405
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,514,834
South Carolina - 1.5%
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,665,177
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,113,910
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,088,540
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,136,660
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,141,978
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,913,419
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 C:
5% 12/1/15 (b)	$ 3,220,000	$ 3,625,173
5% 12/1/18 (b)	7,000,000	8,419,180
Series 2012 D, 5% 12/1/43	6,500,000	7,397,325
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	3,132,054
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,820,804
		35,454,220
Tennessee - 0.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,048,130
5% 12/15/15	2,525,000	2,736,040
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B, 6.25% 7/1/13 (Escrowed to Maturity)	2,255,000	2,347,320
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,680,060
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,901,484
		9,713,034
Texas - 9.1%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,217,580
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,814,985
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,096,670
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,118,070
5.25% 2/15/42	3,255,000	3,631,929
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,181,651
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,909,687
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,462,283
5.375% 5/1/19 (FSA Insured)	215,000	215,000
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	$ 25,000	$ 25,629
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,141,910
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,849,993
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,176,532
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	5,035,901
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	566,405
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,293,292
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,677,015
Series A, 5% 11/1/42	5,200,000	5,758,064
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	623,840
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,412,830
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,015,820
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (f)	1,035,000	1,036,894
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,131,820
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	3,122,813
Granbury Independent School District 0% 8/1/19	1,000,000	890,190
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,985,440
Series 2008 B, 5.25% 8/15/47	11,600,000	12,801,528
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,499,724
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,729,428
5% 7/1/26	3,000,000	3,517,230
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (c)	3,800,000	3,978,068
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District: - continued
Series 2005 A, 0% 2/15/16	$ 2,800,000	$ 2,725,940
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,601,586
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,307,636
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	680,484
Lewisville Independent School District 0% 8/15/18	1,025,000	943,390
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,111,310
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	1,470,000	1,614,545
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	30,000	34,438
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	608,304
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	5,497,830
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	6,015,350
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,398,499
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,430,598
Mansfield Independent School District 5.5% 2/15/17	15,000	15,063
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,216,107
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,701,826
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,432,063
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,206,220
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,160,050
5% 6/1/25	2,100,000	2,426,130
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,103,680
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (Pre-Refunded to 1/1/13 @ 100)	$ 1,000,000	$ 1,019,670
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,109,240
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	5,000,000	5,747,200
Series 2008 A:
6% 1/1/24	1,000,000	1,185,540
6% 1/1/25	6,000,000	7,079,820
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,783,368
Series 2009 A, 6.25% 1/1/39	3,000,000	3,449,580
Series 2011 A:
5.5% 9/1/41	870,000	1,042,460
6% 9/1/41	2,100,000	2,637,243
Series 2011 D, 5% 9/1/28	4,700,000	5,540,172
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (Pre-Refunded to 8/1/13 @ 100)	2,010,000	2,104,973
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	445,232
Series 2007, 5.375% 8/15/33	2,400,000	2,789,736
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	886,824
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,164,990
Series 2012, 5.25% 2/1/25	1,600,000	2,093,776
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,388,326
5% 5/15/26	7,000,000	8,626,380
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,793,138
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,683,008
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	600,000	684,408
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,148,310
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,134,674
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	$ 1,000,000	$ 1,101,220
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	5,131,755
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	2,430,000	2,612,104
Series 2006 A, 5% 4/1/29	900,000	1,045,242
Series 2008, 5% 4/1/25	1,500,000	1,778,520
Series B, 0% 10/1/13	1,000,000	989,280
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,250,589
0% 9/1/16 (Escrowed to Maturity)	15,000	14,543
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,789,219
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,564,856
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,300,000	2,762,852
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.5% 8/15/39	1,875,000	1,876,744
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,300,000	1,516,840
5% 4/1/26	1,500,000	1,721,610
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,182,970
Series B, 5.375% 7/15/16	1,000,000	1,003,230
Waller Independent School District 5.5% 2/15/33	5,100,000	5,835,012
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,095,000	1,097,037
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	55,000	55,102
		221,016,063
Utah - 0.2%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,166,576
Municipal Bonds - continued
	Principal Amount	Value
Utah - continued
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	$ 1,615,000	$ 1,869,169
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	2,018,996
		5,054,741
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	250,000	251,123
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,296,981
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,080,760
		5,628,864
Virginia - 0.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	6,000,000	6,402,360
Washington - 3.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	683,280
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/20	5,000,000	6,262,700
5% 7/1/21	1,000,000	1,264,240
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 A:
5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	960,000	1,047,869
5% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	135,000	149,920
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,316,080
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,970
(Swr. Proj.) Series 2005, 5% 1/1/26 (Pre-Refunded to 1/1/15 @ 100)	4,115,000	4,569,790
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,933,617
Series 2009, 5.25% 1/1/42	1,000,000	1,142,840
Series 2010, 5% 1/1/50	2,200,000	2,447,148
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	$ 10,000,000	$ 8,875,100
Series 2006 A, 5% 7/1/24 (FSA Insured)	1,595,000	1,779,542
Series B, 5% 7/1/28	1,000,000	1,099,320
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,001,300
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	8,406,790
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,697,040
Series 2010 A, 5.25% 8/15/20	2,325,000	2,696,000
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,207,588
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000,000	2,235,320
Series 2012 A, 5% 10/1/24	6,700,000	7,821,178
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,537,392
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,016,640
		77,246,664
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,436,877
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,101,260
		2,538,137
Wisconsin - 0.3%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,140,720
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,000,000	1,079,020
5.75% 7/1/30	1,000,000	1,138,720
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,303,820
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,055,670
		6,717,950
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 2,600,000	$ 2,963,227
TOTAL MUNICIPAL BONDS (Cost $2,017,326,168)		2,228,468,321
Tax-Exempt Central Fund - 3.3%
	Shares
Other - 3.3%
Fidelity Tax-Free Cash Central Fund, 0.17% (d)(e) (Cost $80,966,000)	80,966,000	80,966,000
TOTAL INVESTMENT PORTFOLIO - 94.9% (Cost $2,098,292,168)	2,309,434,321
NET OTHER ASSETS (LIABILITIES) - 5.1%	124,263,958
NET ASSETS - 100%	$ 2,433,698,279
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,036,894 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100)	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 71,893
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 2,228,468,321	$ -	$ 2,228,468,321	$ -
Money Market Funds	80,966,000	80,966,000	-	-
Total Investments in Securities:	$ 2,309,434,321	$ 80,966,000	$ 2,228,468,321	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.2%
Health Care	15.6%
Water & Sewer	12.0%
Transportation	7.6%
Electric Utilities	6.9%
Special Tax	6.0%
Others (Individually Less Than 5%)	13.6%
Net Other Assets	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,017,326,168)	$ 2,228,468,321
Fidelity Central Funds (cost $80,966,000)	80,966,000
Total Investments (cost $2,098,292,168)		$ 2,309,434,321
Cash		143,712,973
Receivable for fund shares sold		2,413,035
Interest receivable		23,199,817
Distributions receivable from Fidelity Central Funds		11,324
Receivable from investment adviser for expense reductions		426,660
Other receivables		35,945
Total assets		2,479,234,075

Liabilities
Payable for investments purchased Regular delivery	$ 1,635,494
Delayed delivery	38,515,172
Payable for fund shares redeemed	1,401,737
Distributions payable	2,678,457
Accrued management fee	731,964
Other affiliated payables	527,051
Other payables and accrued expenses	45,921
Total liabilities		45,535,796

Net Assets		$ 2,433,698,279
Net Assets consist of:
Paid in capital		$ 2,234,900,699
Undistributed net investment income		198,363
Accumulated undistributed net realized gain (loss) on investments		(12,542,936)
Net unrealized appreciation (depreciation) on investments		211,142,153
Net Assets, for 208,308,148 shares outstanding		$ 2,433,698,279
Net Asset Value, offering price and redemption price per share ($2,433,698,279 ÷ 208,308,148 shares)		$ 11.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Interest		$ 43,991,068
Income from Fidelity Central Funds		71,893
Total income		44,062,961

Expenses
Management fee	$ 4,212,742
Transfer agent fees	846,359
Accounting fees and expenses	205,548
Custodian fees and expenses	12,752
Independent trustees' compensation	3,831
Registration fees	121,684
Audit	21,701
Legal	3,368
Miscellaneous	10,734
Total expenses before reductions	5,438,719
Expense reductions	(2,632,307)	2,806,412
Net investment income (loss)		41,256,549
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,191,825
Change in net unrealized appreciation (depreciation) on investment securities		43,503,119
Net gain (loss)		45,694,944
Net increase (decrease) in net assets resulting from operations		$ 86,951,493

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,256,549	$ 77,000,758
Net realized gain (loss)	2,191,825	19,618
Change in net unrealized appreciation (depreciation)	43,503,119	184,877,267
Net increase (decrease) in net assets resulting from operations	86,951,493	261,897,643
Distributions to shareholders from net investment income	(40,517,209)	(77,354,419)
Share transactions Proceeds from sales of shares	391,237,059	698,388,833
Reinvestment of distributions	25,470,310	47,165,118
Cost of shares redeemed	(263,493,417)	(426,885,532)
Net increase (decrease) in net assets resulting from share transactions	153,213,952	318,668,419
Redemption fees	9,966	27,185
Total increase (decrease) in net assets	199,658,202	503,238,828

Net Assets
Beginning of period	2,234,040,077	1,730,801,249
End of period (including undistributed net investment income of $198,363 and distributions in excess of net investment income of $540,977, respectively)	$ 2,433,698,279	$ 2,234,040,077
Other Information Shares
Sold	34,059,768	64,172,575
Issued in reinvestment of distributions	2,213,666	4,327,042
Redeemed	(23,010,344)	(39,580,377)
Net increase (decrease)	13,263,090	28,919,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.42	$ 10.76	$ 10.20	$ 10.78	$ 10.72
Income from Investment Operations
Net investment income (loss) D	.205	.436	.445	.444	.436	.422
Net realized and unrealized gain (loss)	.227	1.033	(.340)	.558	(.578)	.076
Total from investment operations	.432	1.469	.105	1.002	(.142)	.498
Distributions from net investment income	(.202)	(.439)	(.445)	(.444)	(.436)	(.424)
Distributions from net realized gain	-	-	-	-	(.003)	(.014)
Total distributions	(.202)	(.439)	(.445)	(.444)	(.439)	(.438)
Redemption fees added to paid in capital D	- H	- H	- H	.002	.001	- H
Net asset value, end of period	$ 11.68	$ 11.45	$ 10.42	$ 10.76	$ 10.20	$ 10.78
Total Return B,C	3.81%	14.40%	.89%	10.02%	(1.25)%	4.76%
Ratios to Average Net Assets E,G
Expenses before reductions	.47% A	.47%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.24% A	.25%	.24%	.25%	.22%	.18%
Net investment income (loss)	3.60% A	4.01%	4.09%	4.21%	4.24%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,433,698	$ 2,234,040	$ 1,730,801	$ 1,825,702	$ 1,229,829	$ 897,576
Portfolio turnover rate F	8% A	8%	18%	14%	20%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 212,006,233
Gross unrealized depreciation	(585,637)
Net unrealized appreciation (depreciation) on securities and other investments	$ 211,420,596

Tax cost	$ 2,098,013,725

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At January 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (5,233,623)
2018	(3,066,004)
Total with expiration	(8,299,627)
No expiration
Short-term	(4,394,210)
Long-term	(2,040,918)
Total no expiration	(6,435,128)
Total capital loss carryforward	$ (14,734,755)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $269,149,696 and $82,007,103, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,229 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,570,731.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $12,752 and $48,824, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SFB-USAN-0912
1.789295.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2012